Consolidated Statements of Comprehensive Income Statement (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net income	$ 106	$ 139	$ 687	$ 612	$ 551
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(91)	13	(27)	(10)	(39)
Cash flow hedging derivatives					46
Unrealized loss on investment					(77)
Total other comprehensive loss			(27)	(10)	(70)
Total comprehensive income	15	152	660	602	481
Comprehensive income attributable to noncontrolling interest	1	(4)	(44)	(57)	(62)
Comprehensive income attributable to QVC, Inc. shareholder	$ 16	$ 148	$ 616	$ 545	$ 419